OTHER TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
Components of Taxes Other than Income Taxes

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Individual income tax withholding	109	139	22
Business tax payable	2,011	1,609	259
Value added taxes payable (recoverable), net	(602)	(269)	(43)
Property tax	19	21	3

	1,537	1,500	241